Trade and Bills Receivables - Age Analysis of Trade and Bills Receivables (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Age Analysis of Trade and Bills Receivables [Line Items]
Trade and bills receivables	¥ 7,031,544	$ 1,110,934	¥ 7,057,256
Financial assets neither past due nor impaired [Member]
Age Analysis of Trade and Bills Receivables [Line Items]
Trade and bills receivables	6,919,347		6,995,511
Financial assets past due but not impaired [Member] | 0 - 90 days [Member]
Age Analysis of Trade and Bills Receivables [Line Items]
Trade and bills receivables	59,966		37,902
Financial assets past due but not impaired [Member] | 91 - 180 days [Member]
Age Analysis of Trade and Bills Receivables [Line Items]
Trade and bills receivables	21,457		12,062
Financial assets past due but not impaired [Member] | 181 - 365 days [Member]
Age Analysis of Trade and Bills Receivables [Line Items]
Trade and bills receivables	29,857		9,654
Financial assets past due but not impaired [Member] | Later than one year [Member]
Age Analysis of Trade and Bills Receivables [Line Items]
Trade and bills receivables	¥ 917		¥ 2,127